Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Jan. 04, 2011	Sep. 30, 2011	Oct. 02, 2010	Jun. 30, 2012 GaAs Labs [Member]	Jun. 25, 2012 GaAs Labs [Member]	Mar. 31, 2012 Class B Preferred Stock [Member]	Mar. 31, 2012 Series A-1 [Member]	Mar. 31, 2012 Series A-2 [Member]
Supplemental Cash Flow Elements [Abstract]
Unpaid amounts related to purchase of assets	$ 2,400,000	$ 1,100,000
Capital contribution in connection with a note payable						2,100,000	2,100,000
Convertible preferred stock				81,378,000				78,200,000	64,000,000	42,400,000
Class B conversion liability								125,500,000
Payment of dividend			$ 863,000	$ 863,000